Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

15	Cash and cash equivalents

Accounting policy

Cash and cash equivalents include cash, bank deposits, and highly liquid short-term investments (investments with an original maturity of less than 90 days), which are readily convertible into a known amount of cash and subject to an immaterial risk of changes in value. Bank overdrafts are shown within Loans and financing in current liabilities in the balance sheet.

(a)	Composition

	2025	2024
Cash and banks	383,994	424,258
Term deposits	131,877	196,279
	515,871	620,537